                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM N-Q

               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                              MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-04656
                  ---------------------------------------------

                                 Ellsworth Fund Ltd.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                               Ellsworth Fund Ltd.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                              Martha J. Hays, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                        1735 Market Street, 49th Floor
                          Philadelphia, PA 19103-7599


Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  September 30, 2006

Date of reporting period:  June 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ELLSWORTH FUND LTD.
--------------------------------------------------------------------------------
Portfolio of Investments June 30, 2006 (unaudited)------------------------------

Principal                                                                            Value
 Amount                                                                             (Note 1)
---------                                                                           --------
             CONVERTIBLE BONDS AND NOTES -- 58.0%

             AEROSPACE AND DEFENSE -- 3.9%
$1,500,000   AAR Corp. 1.75% 2026 cv. sr. notes (BB-)..........................  $ 1,445,625
 1,000,000   Ceradyne, Inc. 2.875% 2035 sr. sub. cv. notes (NR) (1)............    1,106,250
 2,000,000   DRS Technologies, Inc. 2% 2026 cv. sr. notes (B2)
              (Acquired 01/30/06; Cost $2,044,792) (1,2).......................    1,985,000
                                                                                   ---------
                                                                                   4,536,875
                                                                                   ---------
             BANKING/SAVINGS AND LOAN -- 1.3%
 1,500,000   U.S. Bancorp floating rate 2035 cv. sr. deb. (Aa2)................    1,501,875
                                                                                   ---------

             CONSUMER GOODS -- 1.5%
 1,375,000   Church & Dwight Co., Inc. 5.25% 2033 cv. sr. deb. (Ba2) ..........    1,739,375
                                                                                   ---------

             ENERGY -- 5.6%
 1,000,000   Cameron International Corp. 2.50% 2026 cv. sr. notes (Baa1)
              (Acquired 05/23/06; Cost $991,250) (2)...........................      990,000
 1,500,000   Nabors Industries, Inc. 0.94% 2011 sr. exchangeable notes (A-)
              (exchangeable for Nabors Industries Ltd. common stock)
              (Acquired 05/18/06 - 06/02/06; Cost $1,490,615) (2)..............    1,456,875
 1,500,000   Oil States International, Inc. 2.375% 2025 contingent cv. sr.
              notes(NR) .......................................................    1,944,375
 1,500,000   Rentech, Inc. 4% 2013 cv. sr. notes (NR)..........................    2,029,680
                                                                                   ---------
                                                                                   6,420,930
                                                                                   ---------
             ENTERTAINMENT -- 5.3%
 2,000,000   EchoStar Communications Corp. 5.75% 2008 cv. sub. notes (B2)......    1,970,000
 3,750,000   The Walt Disney Company 2.125% 2023 cv. sr. notes (A3) ...........    4,148,438
                                                                                   ---------
                                                                                   6,118,438
                                                                                   ---------
             FINANCIAL AND INSURANCE -- 1.1%
 1,125,000   FTI Consulting, Inc. 3.75% 2012 cv. sr. sub. notes (Ba3) .........    1,257,188
                                                                                   ---------
             FINANCIAL SERVICES -- 2.1%
 2,000,000   Euronet Worldwide, Inc. 3.50% 2025 cv. deb. (NR) (1) .............    2,377,500
                                                                                   ---------

             FOODS -- 0.9%
 1,000,000   Lehman Brothers Holdings, Inc. 3% 2012 medium-term notes (A1)
              (performance linked to General Mills, Inc. common stock) (1).....    1,000,000
                                                                                   ---------

             HEALTH CARE -- 3.7%
 1,000,000   American Medical Systems Holdings, Inc. 3.25% 2036 cv. sr. sub.
              notes (B3) (1)  ..................................................   1,068,750
 2,000,000   Manor Care, Inc. 2.125% 2035 cv. sr. notes (Baa3) .................   2,250,000
 1,000,000   Omnicare, Inc. 3.25% 2035 cv. sr. deb. (B1) (1)....................     911,250
                                                                                   ---------
                                                                                   4,230,000
                                                                                   ---------
             MULTI-INDUSTRY -- 3.0%
 1,500,000   LSB Industries, Inc 7% 2011 cv. sr. sub. deb. (NR) ................   1,627,500
 1,000,000   Lehman Brothers Holdings, Inc. 1% 2011 medium-term notes (A1)
              (performance linked to Cendant Corp. common stock) (1)  ..........     832,500
 1,000,000   Trinity Industries, Inc. 3.875% 2036 cv. sub. notes (Ba3) (1) .....   1,042,500
                                                                                   ---------
                                                                                   3,502,500
                                                                                   ---------

ELLSWORTH FUND LTD.
--------------------------------------------------------------------------------
Portfolio of Investments June 30, 2006 (continued)------------------------------


Principal                                                                            Value
 Amount                                                                             (Note 1)
---------                                                                           --------
             CONVERTIBLE BONDS AND NOTES -- CONTINUED

             PHARMACEUTICALS -- 7.1%
$1,250,000   Amgen, Inc. 0.125% 2011 cv. sr. notes (A2)
              (Acquired 02/14/06 - 02/15/06; Cost $1,253,750) (2) .............   $1,175,000
   500,000   Amgen, Inc. 0.375% 2013 cv. sr. notes (A2)
              (Acquired 02/14/06; Cost $500,000) (2) ..........................      466,875
 1,000,000   Bristol-Myers Squibb Co. floating rate 2023 cv. sr. deb. (A1) ....    1,003,130
 1,000,000   Cephalon, Inc. 2% 2015 cv. sr. sub. notes (B-) ...................    1,411,250
 1,000,000   Ivax Corp. 4.5% 2008 cv. sr. sub. notes (NR)
              (exchangeable for Teva Pharmaceutical Industries Ltd.
               ADR and cash) ..................................................    1,010,000
   750,000   MedImmune, Inc. 1.375% 2011 cv. sr. notes (BBB)
              (Acquired 06/23/06; Cost $750,000) (2) ..........................      755,625
   750,000   MedImmune, Inc. 1.625% 2013 cv. sr. notes (BBB)
              (Acquired 06/23/06; Cost $750,000) (2) ..........................      756,563
 1,750,000   Teva Pharmaceutical Finance Co. B.V. 1.75% 2026 cv. sr. deb. (Baa2)
              (exchangeable for Teva Pharmaceutical Industries Ltd. ADR) ......    1,603,438
                                                                                 -----------
                                                                                   8,181,881
                                                                                 -----------
             RETAIL -- 4.1%
 1,000,000   Amazon.com, Inc. 4.75% 2009 cv. sub. notes (B2) ..................      963,750
 1,250,000   Casual Male Retail Group, Inc. 5% 2024 cv. sr. sub. notes (NR)....    1,332,813
 3,000,000   The TJX Companies, Inc. 0% 2021 LYONs (Baa1) .....................    2,392,500
                                                                                 -----------
                                                                                   4,689,063
                                                                                 -----------
             TECHNOLOGY -- 14.5%
 1,000,000   C&D Technologies, Inc. 5.25% 2025 cv. sr. notes (NR)
              (Acquired 11/16/05; Cost $1,000,000)(2) .........................    1,118,750
 2,000,000   Citigroup Funding, Inc. 1% 2010 medium-term notes (Aa1)
              (exchangeable for the cash equivalent of a basket of
               technology stocks) (1) .........................................    1,802,000
 1,000,000   Coherent, Inc. 2.75% 2011 cv. sub. notes (NR)
              (Acquired 03/07/06 - 03/08/06; Cost $1,012,500)(2) ..............    1,085,000
 1,000,000   Conexant Systems, Inc. 4% 2026 cv. sub. notes (NR) ...............      921,250
 2,000,000   Intel Corp. 2.95% 2035 jr. sub. cv. deb. (A-) (1) ................    1,692,500
 1,750,000   International Rectifier Corp. 4.25% 2007 cv. sub. notes (B2) .....    1,728,125
 1,500,000   LSI Logic Corp. 4% 2010 cv. sub. notes (B) .......................    1,531,875
 1,500,000   Lehman Brothers Holdings, Inc. 1% 2009 medium-term notes (A1)
              (performance linked to Microsoft Corp. common stock)(1) .........    1,408,950
 1,000,000   Richardson Electronics, Ltd. 8% 2011 cv. sr. sub. notes (NR)
              (Acquired 11/21/05; Cost $1,000,000)(2) .........................    1,000,000
 1,100,000   SanDisk Corp. 1% 2013 cv. sr. notes (BB-)
              (Acquired 05/09/06 - 05/10/06; Cost $1,108,875)(2) ..............      976,250
 1,500,000   Sybase, Inc. 1.75% 2025 cv. sub. notes (NR) ......................    1,451,250
 1,000,000   Symantec Corp. 1% 2013 cv. sr. notes (NR)
              (Acquired 06/13/06; Cost $992,500)(2) ...........................      975,000
 1,000,000   Vishay Intertechnology, Inc. 3.625% 2023 cv. sub. notes (B3) .....    1,042,500
                                                                                 -----------
                                                                                  16,733,450
                                                                                 -----------
             TELECOMMUNICATIONS -- 2.7%
 1,500,000   Tekelec, Inc. 2.25% 2008 sr. sub. cv. notes (NR)  ................    1,453,125
 1,556,000   Time Warner Telecom, Inc. 2.375% 2026 cv. sr. deb (Caa1) .........    1,616,295
                                                                                 -----------
                                                                                   3,069,420
                                                                                 -----------
             UTILITIES -- 1.4%
 1,500,000   CMS Energy Corp. 2.875% 2024 cv. sr. notes (B1) ..................    1,606,875
                                                                                 -----------
             TOTAL CONVERTIBLE BONDS AND NOTES ................................  $66,965,370
                                                                                 -----------

ELLSWORTH FUND LTD.
--------------------------------------------------------------------------------
Portfolio of Investments June 30, 2006 (continued)------------------------------


                                                                                     Value
 Shares                                                                             (Note 1)
---------                                                                           --------

             CONVERTIBLE PREFERRED STOCKS -- 18.5%

             AEROSPACE AND DEFENSE -- 0.8%
    40,000   Ionatron, Inc. 6.5% series A redeemable cv. pfd. (NR)
              (Acquired 10/27/05; Cost $970,253)(2) ...........................  $   900,000
                                                                                 -----------
             BANKING/SAVINGS AND LOAN -- 4.4%
    40,000   National Australia Bank Ltd. 7.875% exch. capital
              units (NR) ......................................................    1,699,600
    20,000   New York Community Bancorp, Inc. 6% BONUSES units (Baa2) .........      939,000
    35,000   Sovereign Capital Trust IV 4.375% PIERS (Baa2)
              (exchangeable for Sovereign Bancorp, Inc. common stock)(1).......    1,592,500
    15,000   Washington Mutual Capital Trust 5.375% PIERS units (BBB)
              (exchangeable for Washington Mutual, Inc. common stock)...........     853,200
                                                                                 -----------
             BUILDING PRODUCTS -- 1.6% .........................................   5,084,300
                                                                                 -----------
    35,000   TXI Capital Trust I 5.5% SPuRS (B2)
              (exchangeable for Texas Industries, Inc. common stock)...........    1,855,000
                                                                                 -----------
             CHEMICALS -- 2.1%
    80,000   Celanese Corp. 4.25% cv. perp. pfd. (NR) .........................    2,384,800
                                                                                 -----------
             ENERGY -- 3.5%
    25,000   Chesapeake Energy Corp. 4.5% cum. cv. pfd. (B+)  .................    2,336,500
     9,000   Semco Energy, Inc. 5% series B cv. cum. pfd. (B-).................    1,676,250
                                                                                 -----------
                                                                                   4,012,750
                                                                                 -----------
             FINANCIAL AND INSURANCE -- 6.1%
    75,000   Citigroup Funding, Inc. variable rate exch. notes (Aa1)
              (exchangeable for Genworth Financial, Inc. common stock).........    2,467,500
        10   Fannie Mae 5.375% non-cumulative cv. pfd. (Aa3)
              (Acquired 01/11/05; Cost $1,048,750) (2).........................      929,470
    20,000   Reinsurance Group of America, Inc. 5.75% PIERS (Baa2).............    1,242,500
   100,000   The St. Paul Travelers Companies, Inc. 4.5% 2032 cv. jr. sub.
              notes (Baa1).....................................................    2,452,000
                                                                                 -----------
                                                                                   7,091,470
                                                                                 -----------

             TOTAL CONVERTIBLE PREFERRED STOCKS ...............................  $21,328,320
                                                                                 -----------

             MANDATORY CONVERTIBLE SECURITIES -- 17.1%(4)

             CHEMICALS -- 1.3%
    40,000   Huntsman Corp. 5% mand. cv. pfd. 02/16/08 (NR) ....................   1,554,000
                                                                                 -----------

             CONSUMER GOODS -- 1.1%
    35,000   Constellation Brands, Inc. dep. shs. representing 5.75%
              series A mand. cv. pfd. 09/01/06 (B).............................    1,299,200
                                                                                 -----------

             ENERGY -- 0.2%
     1,000   Chesapeake Energy Corp. 6.25% mand. cv. pfd. 06/15/09 (NR) .......      259,970
                                                                                 -----------

ELLSWORTH FUND LTD.
--------------------------------------------------------------------------------
Portfolio of Investments June 30, 2006 (continued)------------------------------

                                                                                     Value
 Shares                                                                             (Note 1)
---------                                                                           --------
             MANDATORY CONVERTIBLE SECURITIES -- CONTINUED (4)

             FINANCIAL AND INSURANCE -- 8.2%
     7,000   Alleghany Corp. 5.75% mandatory cv. pfd. 06/15/09 (BBB-) .........  $ 1,949,500
    43,500   E*TRADE Financial Corp. 6.125% equity units 11/18/08 (Ba3) .......    1,302,390
    30,000   Merrill Lynch & Co., Inc. 6.75% mandatory exch. securities
              10/15/07 (Aa3) (exchangeable for Nuveen Investments, Inc.
              common stock)  ..................................................    1,177,500
    80,000   MetLife, Inc. 6.375% common equity units 08/15/08 (BBB+) .........    2,205,600
    42,500   Morgan Stanley, Inc. 5.875% mandatory exch. securities
              10/15/08 (Aa3)(exchangeable for Nuveen Investments, Inc.
              common stock) ...................................................    1,691,925
    45,000   XL Capital, Ltd. 6.5% equity security units 05/15/07 (A3) ........      944,775
    10,000   XL Capital, Ltd. 7% equity security units 02/15/09 (A3) ..........      238,000
                                                                                 -----------
                                                                                   9,509,690
                                                                                 -----------
             FOODS -- 0.9%
    40,000   Lehman Brothers Holdings, Inc. 6.25% PIES 10/15/07 (A1)
              (exchangeable for General Mills, Inc. common stock)..............    1,044,800
                                                                                 -----------

             PHARMACEUTICALS -- 1.7%
    40,000   Schering-Plough Corp. 6% mand. cv. pfd. 09/14/07 (Baa3) ..........    2,013,200
                                                                                 -----------

             TECHNOLOGY -- 3.5%
    30,000   Credit Suisse First Boston (USA), Inc. 5.5% SAILS 11/15/08 (Aa3)
              (exchangeable for Equinix, Inc. common stock)....................    1,532,400
    98,850   The Goldman Sachs Group, Inc. 14.75% mandatory exch. notes 06/22/07(NR)
              (exchangeable for Advanced Micro Devices, Inc. common stock)
              (Acquired 06/14/06; Cost $2,500,411)(2)..........................    2,490,328
                                                                                 -----------
                                                                                   4,022,728
                                                                                 -----------

             TOTAL MANDATORY CONVERTIBLE SECURITIES (4) .......................  $19,703,588
                                                                                 -----------


             COMMON STOCKS -- 3.3%

             AEROSPACE AND DEFENSE -- 0.0%
     2,643   Ionatron, Inc.
              (Acquired 04/17/05; Cost $29,747)(2,3) ..........................       16,783
                                                                                 -----------

             HEALTH CARE -- 0.6%
    21,115   LifePoint Hospitals, Inc. (3) ....................................      678,425
                                                                                 -----------
             MULTI-INDUSTRY -- 0.4%
    25,000   Cendant Corp. ....................................................      407,250
                                                                                 -----------
             PHARMACEUTICALS -- 1.4%
    26,300   Johnson & Johnson ................................................    1,575,896
                                                                                 -----------
             TELECOMMUNICATIONS -- 1.0%
    40,000   AT&T Inc. ........................................................    1,115,600
                                                                                 -----------
             TOTAL COMMON STOCKS ..............................................  $ 3,793,954
                                                                                 -----------

ELLSWORTH FUND LTD.
--------------------------------------------------------------------------------
Portfolio of Investments June 30, 2006 (continued)------------------------------

Principal                                                                            Value
 Amount                                                                             (Note 1)
---------                                                                           --------
            SHORT-TERM SECURITIES -- 1.0%

            COMMERCIAL PAPER -- 1.0%
$1,200,000  American Express Credit Corp. 4.98% 07/03/06 (P1) ................. $  1,199,336
                                                                                ------------

            U.S. GOVERNMENT OBLIGATIONS -- 0.0%
    11,000  U.S. Treasury notes 3.625% 04/30/07 (Aaa)(5) ......................       10,852
                                                                                ------------

            TOTAL SHORT-TERM SECURITIES .......................................    1,210,188
                                                                                ------------


            TOTAL CONVERTIBLE BONDS AND NOTES -- 58.0% ........................   66,965,370
            TOTAL CONVERTIBLE PREFERRED STOCKS -- 18.5% .......................   21,328,320
            TOTAL MANDATORY CONVERTIBLE SECURITIES -- 17.1% ...................   19,703,588
            TOTAL COMMON STOCKS -- 3.3% .......................................    3,793,954
            TOTAL SHORT-TERM SECURITIES -- 1.0% ...............................    1,210,188
                                                                                ------------
            TOTAL INVESTMENTS -- 97.9% ........................................  113,001,420

            OTHER ASSETS AND LIABILITIES, NET -- 2.1%   .......................    2,436,491
                                                                                ------------
            TOTAL NET ASSETS -- 100.0% ........................................ $115,437,911
                                                                                ============



(1) Contingent payment debt instrument which accrues contingent interest. See Note 1.
(2) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A or a Reg D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of these securities. The aggregate market value of these securities at June 30, 2006 was $17,077,519 which represented 14.8% of the Fund's net assets.
(3)     Non-income producing security.
(4) These securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(5)     Collateral for a letter of credit.

ADR         American Depositary Receipts.
BONUSES     Bifurcated Option Note Unit Securities.
LYONs       Liquid Yield Option Notes.
PIES        Premium Income Exchangeable Securities.
PIERS       Preferred Income Equity Redeemable Securities.
SAILS       Shared Appreciation Income Linked Securities.
SPuRS       Shared Preference Redeemable Securities.



Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's. NR is used whenever a rating is unavailable.

Ellsworth Fund Ltd.
--------------------------------------------------------------------------------
(Selected) NOTES TO FINANCIAL STATEMENTS (UNAUDITED)----------------------------

Ellsworth Fund Ltd. (successor to Ellsworth Convertible Growth and Income Fund, Inc. (established in 1986)) (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. On February 17, 2006, the Fund was reorganized as a Delaware statutory trust from a Maryland corporation.

Note 1. Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price as of the close of regular trading. Listed securities for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by an independent pricing service. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith by management pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

Note 2. Securities Transactions and Related Investment Income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as "contingent payment debt instruments," Federal tax regulations require the Fund to record non-cash, "contingent" interest income in addition to interest income actually received.

At June 30, 2006 unrealized appreciation (depreciation) of investment securities on a tax basis were as follows:

Unrealized appreciation               $ 6,281,732
Unrealized depreciation                (4,539,502)
                                     ------------
Net unrealized appreciation             1,742,230

Cost for federal income tax purposes $110,059,854

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) The Registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act"),
(17 CFR 270.30a-3(c))) are effective as of August 22, 2006, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (and 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications of the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ellsworth Fund Ltd.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: August 22, 2006


  Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: August 22, 2006

By: /s/Gary I. Levine
    Gary I. Levine
    Chief Financial Officer
    (Principal Financial Officer)

Date: August 22, 2006